CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (67,415)	$ (22,571)	$ (24,365)
Other comprehensive income (loss), net of tax:
Net change in unrealized gain (loss) on available-for-sale investments	(71)	10
Changes in foreign currency translation adjustment	(467)		(40)
Comprehensive loss	$ (67,953)	$ (22,561)	$ (24,405)